Condensed Consolidated Statements of Income and Comprehensive Income (Loss) (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
Revenues	$ 67,114,936	$ 56,884,747
Cost of goods sold	56,680,917	45,512,711
Gross Profit	10,434,019	11,372,036
Operating Expenses
Selling expenses	4,022,978	3,126,131
General and administrative expenses	3,797,173	3,680,503
Research and development expenses	1,448,730	1,142,701
Total operating expenses	9,268,881	7,949,335
Income from Operations	1,165,138	3,422,701
Other Income (Expense):
Interest income	24,071	12,739
Interest expense	(877,165)	(473,429)
Subsidy income	13,353	604,185
Foreign currency transaction gain (loss)	16,690	(112,943)
Other income, net	113,479	133,027
Total other income (expense), net	(709,572)	163,579
Income Before Income Taxes	455,566	3,586,280
Provision for Income Taxes	71,643	642,800
Net Income	383,923	2,943,480
Less: net income attributable to non-controlling interest	15,944	46,118
Net income attributable to Fuling Global Inc.	367,979	2,897,362
Other Comprehensive Income (Loss)
Foreign currency translation income (loss)	(617,025)	879,540
Comprehensive income (loss) attributable to Fuling Global Inc.	$ (249,046)	$ 3,776,902
Earnings per share
Basic and diluted	$ 0.02	$ 0.18
Weighted average number of shares
Basic and diluted	15,780,205	15,756,500